Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments [Abstract]
Partnership's average net asset value	$ 135,000,000	$ 122,000,000
Open interest rate futures, maturity	10 years
Concentration of credit risk	$ 14,631,693	$ 6,737,537